Note 8 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Beginning Balance	$ 55,035	$ 31,859
Additions	43,233	38,330
Amortization	(19,782)	(13,486)
Write-off and other movements (Note 7)	(5,685)	(1,668)
Ending Balance	$ 72,801	$ 55,035